Convertible Notes (Details Narrative) - USD ($)		12 Months Ended
	Jan. 15, 2024	Jun. 30, 2024	Jun. 30, 2023
Short-Term Debt [Line Items]
Conversion price	$ 0.80
Proceeds from issuance of convertible notes		$ 1,840,000
Capital receivables of convertible notes		1,472,000
Amortization of debt discount		$ 1,108,088
Warrant Two [Member]
Short-Term Debt [Line Items]
Warrant outstanding		5,645,455
Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal amount	$ 3,600,000
Original issue discount	8.00%
Convertible debt	$ 3,312,000
Interest rate	8.00%
Maturity date description	36 months
Warrants exercise term	5 years
Proceeds from issuance of convertible notes		$ 1,840,000
Capital receivables of convertible notes		1,472,000
Convertible note		$ 820,088
Shares issued upon note conversion		4,090,909
Amortization of debt discount		$ 1,108,088
Convertible Notes [Member] | Warrant Two [Member]
Short-Term Debt [Line Items]
Warrant outstanding	5,645,455
Exercise price	$ 1.056
Warrant share price percentage	120.00%